U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income attributable to U.S. Bancorp	$ 6,914	$ 7,096	$ 6,218
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	458	1,010	(2,049)
Net cash provided by operating activities	4,889	10,564	6,472
Investing Activities
Other, net	(1,295)	(289)	(404)
Net cash used in investing activities	(21,560)	(8,977)	(12,126)
Financing Activities
Net increase (decrease) in short-term borrowings	9,584	(2,512)	2,688
Proceeds from issuance of long-term debt	9,899	12,078	9,434
Principal payments or redemption of long-term debt	(11,119)	(2,928)	(10,517)
Proceeds from issuance of preferred stock		565	993
Proceeds from issuance of common stock	88	86	159
Repurchase of preferred stock			(1,085)
Repurchase of common stock	(4,525)	(2,822)	(2,631)
Cash dividends paid on preferred stock	(302)	(274)	(284)
Cash dividends paid on common stock	(2,443)	(2,092)	(1,928)
Net cash used in financing activities	17,623	361	9,454
Cash and due from banks at beginning of period	21,453	19,505	15,705
Cash and due from banks at end of period	22,405	21,453	19,505
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	6,914	7,096	6,218
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(65)	(2,050)	(1,563)
Other, net	231	359	(125)
Net cash provided by operating activities	7,080	5,405	4,530
Investing Activities
Proceeds from sales and maturities of investment securities	291	39	100
Purchases of investment securities	(1,013)	(10)	(844)
Net (increase) decrease in short-term advances to subsidiaries	578	(488)	(790)
Long-term advances to subsidiaries	(2,600)	(500)
Principal collected on long-term advances to subsidiaries	2,550		500
Other, net	(341)	304	(12)
Net cash used in investing activities	(535)	(655)	(1,046)
Financing Activities
Net increase (decrease) in short-term borrowings	8	(1)	(21)
Proceeds from issuance of long-term debt	3,743	2,100	3,920
Principal payments or redemption of long-term debt	(1,500)	(1,500)	(1,250)
Proceeds from issuance of preferred stock		565	993
Proceeds from issuance of common stock	88	86	159
Repurchase of preferred stock			(1,085)
Repurchase of common stock	(4,525)	(2,822)	(2,631)
Cash dividends paid on preferred stock	(302)	(274)	(284)
Cash dividends paid on common stock	(2,443)	(2,092)	(1,928)
Net cash used in financing activities	(4,931)	(3,938)	(2,127)
Change in cash and due from banks	1,614	812	1,357
Cash and due from banks at beginning of period	9,969	9,157	7,800
Cash and due from banks at end of period	$ 11,583	$ 9,969	$ 9,157